Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Revenues	$ 58,829,900	$ 65,493,106
Cost of revenues	41,947,684	44,852,994
Gross Profit	16,882,216	20,640,112
Operating expenses
Selling expenses	859,200	1,081,446
General and administrative expenses	4,723,707	1,639,288
Research and development expenses	1,084,867	745,636
Total operating expenses	6,667,774	3,466,370
Income from operations	10,214,442	17,173,742
Other income (expenses)
Interest income	82,712	162,378
Interest expense	(412,358)	(547,584)
Government subsidy income	326,018	62,137
Other income, net	1,093,654	720,700
Total other income	1,090,026	397,631
Income before income taxes	11,304,468	17,571,373
Provision for income taxes	2,377,715	2,854,489
Net income	8,926,753	14,716,884
Net income attributable to the noncontrolling interest	(487,928)	(735,844)
Net income attributable to common stockholders	8,438,825	13,981,040
Net income	8,926,753	14,716,884
Other comprehensive income:
Foreign currency translation losses	(3,977,179)	(184,951)
Comprehensive income	4,949,574	14,531,933
Less: Comprehensive income attributable to noncontrolling interest	(289,069)	(726,596)
Comprehensive income attributable to common stockholders	$ 4,660,505	$ 13,805,337
Earnings Per share -Basic and Diluted	$ 0.40	$ 0.33
Weighted Average Shares Outstanding - Basic and diluted	21,240,548	41,890,411